Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	11,893,007	4,662,439
Common stock, shares outstanding	11,892,920	4,662,252
Treasury stock, shares	186	186	186
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,500,000	5,500,000	5,500,000
Preferred stock, shares issued	2,283	3,088
Preferred stock, shares outstanding	2,283	3,088
Series G Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	14,124	2,094
Preferred stock, shares outstanding	14,124	2,094
Series H Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, shares issued	3,798	3,798	0
Preferred stock, shares outstanding	3,798	3,798	0
Series I Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	37,812	0
Preferred stock, shares outstanding	37,812	0
Vocal, Inc. Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares issued		185,532	0
Preferred stock, shares outstanding		185,532	0
OG Collection, Inc. Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, shares issued		2,000,000	200,000
Preferred stock, shares outstanding		2,000,000	200,000
Series E Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		8,000	8,000
Preferred stock, shares issued		450	450
Preferred stock, shares outstanding		450	450
Previously Reported
Common stock, shares issued		4,613,981	507,397
Common stock, shares outstanding		4,613,794	507,211
Previously Reported | Series F Preferred Stock
Preferred stock, shares issued		3,118	0
Preferred stock, shares outstanding		3,118	0
Previously Reported | Series G Preferred Stock
Preferred stock, shares issued		2,085	0
Preferred stock, shares outstanding		2,085	0